GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:       GENERAL

a.
Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), billing solutions and online video advertising solutions and services.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, MTS IntegraTRAK Inc. and MTS Asia Ltd., act as marketing and customer service organizations in those countries.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

In April 2015, the Company acquired 100% of the outstanding shares of Vexigo, a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices.

During 2018, Vexigo sold its operation to an unaffiliated third party.  The consideration for the sale was $250 receivable in three (3) installments, which were fully paid during 2018 and 2019.

On September 6, 2018, the Company entered into a Securities Purchase Agreement (the "Alpha Capital SPA") with Alpha Capital Anstalt, an institutional investor, for the investment of $1,353 in a newly-created class of convertible preferred shares, and $188 in ordinary shares of the Company. The closing date of the Alpha Capital SPA was on October 31, 2018.

The Alpha Capital SPA includes a greenshoe option for a future investment by Alpha Capital of up to $1.5 million in the newly created preferred shares at the same price per preferred share paid in the initial investment during a period of 18 months following the closing date of the Alpha Capital SPA. In December 2019, the Company and its Board members approved an extension of Alpha’s remaining portion of the greenshoe option for six months until April 30, 2020.

b.	Discontinued operations:

1.	In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil.

2.	In June 2018, the Company discontinued the operations of Vexigo ltd. a wholly owned subsidiary in Israel. Which was then sold to a third party.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below.

The summarized results of operations for Vexigo and TABS Brazil Ltd for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2019	*)2018	2017

Revenue	$301	$794	$1,853
Cost of revenues	255	1,034	1,453
Gross profit (loss)	46	(240)	400

Operating expenses (income)	(9)	310	1,896
Operating loss (income)	(55)	550	1,496
Financial income (expense), net	2	16	130
Gain on disposal of the discontinued operations	-	250	-
Total net loss (income) from discontinued operations	$(57)	$284	$1,366

*)       Represent the results of the discontinued operations until their disposal.

The major classes of assets and liabilities that were classified as discontinued operations were:

	December 31,
	2019	2018

Cash and cash equivalents	$170	$146
Trade receivables	-	37
Property and equipment, net	2	4
Total assets of discontinued operations	172	187

Trade payables	337	302
Accrued expenses and other liabilities	179	304
Total liabilities of discontinued operations	$516	$606

c.	The Company has historically suffered recurring losses from its operating activities.

The Company incurred losses for the years ended December 31, 2018 and 2019, amounting to $ 1,170 and $ 135 and has accumulated deficit of $ 27,547 as of December 31, 2019.

In addition, the Company incurred negative cash flows from continuing operations of $130 for the year ended December 31, 2019.

Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company intends to finance operating costs over the next twelve months with existing cash on hand after reducing operating spend if needed. During 2018 and 2019, the Company implemented a substantive cost reduction mainly by employee’s layoff and reduced its lease expenses during the first quarter of 2019. However, the Company will still need to seek additional sources of financing if it requires more funds than anticipated during the next twelve months or in later periods. The Company expects to explore various financing alternatives to raise additional funds to support its operations in the foreseeable future. There can be no assurance that additional financing will be available on satisfactory terms, or at all. If the Company is unable to secure needed financing, management may be forced to take additional actions.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The consolidated financial statements for the year ended December 31, 2019, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty to the Company's ability to continue as a going concern.